Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	SOMALOGIC, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 4 to the Registration Statement on Form S-1 (Registration No. 333-259954) was filed to include as an exhibit to such S-1 the consent of Ernst & Young LLP to the use of its report dated March 28, 2023 with respect to the consolidated financial statements of SomaLogic, Inc. and its subsidiaries (the “Company”) included in the Annual Report on Form 10-K of the Company for the year ended December 31, 2022 in such registration statement and the related prospectus. The report of Ernst & Young LLP was filed in the Prospectus Supplement dated March 28, 2023 filed pursuant to Rule 424(b)(3). The consent of Ernst & Young LLP is filed as Exhibit 23.1 herewith.
Entity Central Index Key	0001837412
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE